SCHEDULE OF CHANGES IN ACQUISITION-RELATED CONTINGENT CONSIDERATION (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Fair value of contingent consideration	$ 12,098,475
Fair value of contingent consideration
Bailey LLC [Member]
Restructuring Cost and Reserve [Line Items]
Contingent consideration	(10,698,475)
Harper and Jones Llc Business Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Fair value of contingent consideration	1,400,000
Contingent consideration	(1,400,000)
Fair value of contingent consideration